Parametric
International Equity Fund
October 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value
Australia — 8.4%
Abacus Group(1)	53,600	$ 32,641
Altium, Ltd.	14,800	373,308
APA Group	220,500	1,155,848
ASX, Ltd.(1)	7,100	253,666
Atlas Arteria, Ltd.	59,800	202,161
Aurizon Holdings, Ltd.	93,148	202,887
Austal, Ltd.(1)	72,300	78,071
Bapcor, Ltd.(1)	64,365	219,089
BHP Group, Ltd.	57,444	1,626,094
Brambles, Ltd.	73,365	612,286
BWP Trust(1)	104,754	216,633
carsales.com, Ltd.	57,700	1,017,093
Centuria Office REIT(1)	67,500	46,995
Charter Hall Long Wale REIT	113,300	217,665
Charter Hall Retail REIT	75,300	146,318
Codan, Ltd.(1)	59,350	294,373
Coles Group, Ltd.	92,900	901,658
Commonwealth Bank of Australia	11,100	682,826
Computershare, Ltd.	64,700	1,021,092
CSL, Ltd.	21,410	3,164,229
CSR, Ltd.	49,000	175,086
Data#3, Ltd.	63,600	274,162
Dexus(1)	66,800	275,896
Elders, Ltd.(1)	17,500	66,036
Endeavour Group, Ltd.(1)	77,400	243,148
EVT, Ltd.(1)	13,400	88,851
G8 Education, Ltd.(1)	155,500	93,971
GrainCorp, Ltd., Class A	19,300	85,299
Hansen Technologies, Ltd.	66,850	220,752
HomeCo Daily Needs REIT(1)(2)	250,400	170,757
Incitec Pivot, Ltd.	148,000	258,361
Infomedia, Ltd.(1)	61,241	55,718
InvoCare, Ltd.	46,200	371,809
IRESS, Ltd.(1)	53,584	170,865
Lendlease Corp., Ltd.(1)	44,678	176,947
Lottery Corp. Ltd.	183,800	530,551
Medibank Private, Ltd.	101,100	220,628
Mirvac Group	244,300	283,450
National Australia Bank, Ltd.	41,800	748,815
National Storage REIT	205,400	261,882
New Hope Corp., Ltd.	55,500	204,245
Newmont Corp. CDI(3)	9,320	357,152
NEXTDC, Ltd.(1)(3)	81,700	613,474
nib holdings, Ltd.	37,000	170,519
Security	Shares	Value
Australia (continued)
Orica, Ltd.	29,599	$ 276,571
Origin Energy, Ltd.	188,900	1,095,781
Orora, Ltd.	116,205	182,108
QBE Insurance Group, Ltd.	32,600	323,265
Region RE, Ltd.(1)	118,852	148,612
Ridley Corp., Ltd.	55,600	78,124
Rio Tinto, Ltd.	6,100	455,658
Santos, Ltd.	164,900	804,622
Scentre Group	281,400	435,942
Steadfast Group, Ltd.	57,200	196,696
Stockland	139,200	314,166
Suncorp Group, Ltd.	13,000	110,651
Tabcorp Holdings, Ltd.	537,100	265,021
Technology One, Ltd.	50,588	469,143
Telstra Group, Ltd.	637,373	1,545,551
TPG Telecom, Ltd.(1)	189,263	624,317
Transurban Group	156,841	1,180,776
Vicinity, Ltd.	280,500	303,818
Viva Energy Group, Ltd.(4)	103,423	186,236
Waypoint REIT, Ltd.	90,348	122,018
Weebit Nano, Ltd.(1)(3)	52,100	109,896
Wesfarmers, Ltd.	53,285	1,714,382
Westpac Banking Corp.	43,700	573,858
Whitehaven Coal, Ltd.	51,161	240,983
Woodside Energy Group, Ltd.	78,689	1,713,830
Woolworths Group, Ltd.	82,196	1,839,938
Yancoal Australia, Ltd.(1)	46,200	141,868
		$ 34,037,138
Austria — 1.1%
ANDRITZ AG	10,066	$ 463,329
AT&S Austria Technologie & Systemtechnik AG	7,100	178,253
BAWAG Group AG(4)	2,540	113,132
CA Immobilien Anlagen AG	17,081	577,563
Erste Group Bank AG	10,387	371,951
Eurotelesites AG(3)	11,810	39,738
Kontron AG	15,800	318,471
Mayr-Melnhof Karton AG	1,059	124,590
OMV AG	11,017	483,186
PIERER Mobility AG	3,400	194,666
Rhi Magnesita NV	4,792	149,580
Schoeller-Bleckmann Oilfield Equipment AG	1,500	75,800
Strabag SE(3)	1,704	67,162
Telekom Austria AG	47,242	329,882
UNIQA Insurance Group AG	10,300	83,166

Parametric
International Equity Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Austria (continued)
Verbund AG	6,487	$ 563,634
voestalpine AG	9,846	245,864
		$ 4,379,967
Belgium — 2.1%
Ackermans & van Haaren NV	5,910	$ 877,357
Aedifica S.A.	5,279	287,999
Ageas S.A./NV	9,300	357,239
Anheuser-Busch InBev S.A./NV	17,144	975,460
Barco NV	10,606	162,843
Care Property Invest NV(1)	5,528	68,314
Cofinimmo S.A.(1)	3,041	189,106
Colruyt Group NV	1,550	64,147
D'Ieteren Group(1)	4,359	647,489
Econocom Group S.A./NV	65,622	161,004
Elia Group S.A./NV(1)	7,250	688,431
Euronav NV	35,460	634,748
EVS Broadcast Equipment S.A.	8,119	228,792
Gimv NV	1,766	68,290
Intervest Offices & Warehouses NV	3,632	77,117
KBC Group NV	8,974	493,883
Materialise NV ADR(3)	20,300	111,650
Montea NV	2,517	177,896
Proximus SADP	65,274	541,025
Solvay S.A.(1)	5,500	581,436
UCB S.A.(1)	7,912	578,684
Umicore S.A.	15,100	359,272
Xior Student Housing NV(2)	4,621	132,960
		$ 8,465,142
Denmark — 4.3%
AP Moller - Maersk A/S, Class A	200	$ 326,552
AP Moller - Maersk A/S, Class B	360	599,843
Better Collective A/S(3)	4,800	116,000
Carlsberg A/S, Class B	15,409	1,836,339
Chr. Hansen Holding A/S	13,589	927,309
D/S Norden A/S	3,400	193,176
Danske Bank A/S	60,500	1,419,252
FLSmidth & Co. A/S	4,700	176,264
H Lundbeck A/S	40,500	211,695
ISS A/S	18,500	267,741
Matas A/S	10,900	141,919
Novo Nordisk A/S, Class B	43,808	4,226,430
Novozymes A/S, Class B	27,100	1,217,954
Orsted A/S(4)	25,773	1,245,328
Pandora A/S	13,465	1,527,207
Security	Shares	Value
Denmark (continued)
Per Aarsleff Holding A/S	2,300	$ 100,603
Scandinavian Tobacco Group A/S, Class A(4)	28,050	416,499
Topdanmark A/S	9,927	444,969
TORM PLC, Class A	4,716	143,924
Tryg A/S	41,420	808,831
Vestas Wind Systems A/S(3)	43,400	940,685
		$ 17,288,520
Finland — 2.2%
Citycon Oyj(3)	9,400	$ 49,721
Elisa Oyj	19,097	810,197
Fortum Oyj	65,206	774,219
Kempower Oyj(1)(3)	5,800	181,856
Kesko Oyj, Class B	49,456	836,375
Kojamo Oyj(1)	33,700	287,893
Kone Oyj, Class B	14,714	637,166
Neste Oyj	25,935	871,621
Nokia Oyj	205,027	682,879
Nordea Bank Abp	79,729	839,723
Orion Oyj, Class B	22,213	883,756
TietoEVRY Oyj	4,494	94,282
Tokmanni Group Corp.	55,410	748,234
UPM-Kymmene Oyj	29,060	978,622
YIT Oyj(1)	23,700	42,173
		$ 8,718,717
France — 8.4%
Air Liquide S.A.	20,563	$ 3,523,515
Airbus SE	6,000	804,457
Altarea SCA(1)	1,700	121,038
AXA S.A.	40,300	1,194,106
BNP Paribas S.A.	24,000	1,380,096
Bollore SE	123,500	674,192
Bouygues S.A.	7,300	256,807
Bureau Veritas S.A.	5,818	132,521
Capgemini SE	9,900	1,749,615
Carmila S.A.	12,300	172,352
Carrefour S.A.	18,800	329,591
Cie Generale des Etablissements Michelin SCA	15,760	468,205
Coface S.A.	9,300	112,207
Danone S.A.	26,918	1,601,364
Dassault Aviation S.A.	500	99,395
Dassault Systemes SE	13,700	564,349
Edenred SE	4,550	242,203
Eiffage S.A.	1,470	133,403
Engie S.A.	166,000	2,640,211

Parametric
International Equity Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Eutelsat Communications S.A.(1)	65,600	$ 280,130
Gecina S.A.	5,134	504,112
Getlink SE	15,500	250,305
ICADE(1)	5,100	166,644
Klepierre S.A.	17,239	418,628
La Francaise des Jeux SAEM(4)	3,700	119,351
L'Oreal S.A.	1,000	420,330
LVMH Moet Hennessy Louis Vuitton SE	3,070	2,197,906
Mercialys S.A.	6,500	55,369
Nexity S.A.(1)	8,700	121,560
Orange S.A.	145,400	1,710,201
Pernod Ricard S.A.	5,500	976,670
Quadient S.A.	11,000	229,980
Rubis SCA	26,200	570,441
Safran S.A.	3,372	526,772
Sanofi S.A.	31,904	2,897,082
SCOR SE	10,867	324,428
SEB S.A.	1,980	195,795
SES-imagotag S.A.(1)(3)	2,200	220,262
Sopra Steria Group SACA	3,000	538,609
SPIE S.A.	3,975	104,533
Thales S.A.	2,200	324,671
TotalEnergies SE	50,115	3,350,563
Vinci S.A.	6,130	677,821
Vivendi SE	77,095	691,349
Voltalia S.A.(1)(3)	12,800	107,044
		$ 34,180,183
Germany — 8.6%
Allianz SE	6,180	$ 1,447,619
BASF SE	37,381	1,727,269
Bayer AG	26,900	1,162,310
Bayerische Motoren Werke AG	8,820	820,298
Bayerische Motoren Werke AG, PFC Shares	4,529	385,099
Brenntag SE	4,300	319,755
Cropenergies AG	5,200	44,774
Daimler Truck Holding AG	9,600	301,634
Deutsche Boerse AG	3,740	615,591
Deutsche Lufthansa AG(3)	20,168	141,417
Deutsche Telekom AG	152,395	3,307,530
Deutsche Wohnen SE	26,930	579,489
E.ON SE	312,500	3,718,163
Evonik Industries AG	20,600	379,140
Fielmann Group AG	2,817	121,339
Fraport AG Frankfurt Airport Services Worldwide(3)	2,100	104,369
Fresenius Medical Care AG & Co. KGaA	11,665	387,583
Security	Shares	Value
Germany (continued)
Fresenius SE & Co. KGaA	18,300	$ 470,736
FUCHS PETROLUB SE	3,686	123,791
FUCHS PETROLUB SE, PFC Shares	9,300	377,720
Gea Group AG	5,400	184,682
Gerresheimer AG	4,300	401,075
Hamborner REIT AG	30,510	201,859
Hannover Rueck SE	1,800	397,464
Henkel AG & Co. KGaA	10,296	650,711
Henkel AG & Co. KGaA, PFC Shares	33,275	2,400,295
HOCHTIEF AG	2,267	234,843
K+S AG	18,200	305,964
Knorr-Bremse AG	3,291	183,817
Mercedes-Benz Group AG	19,000	1,117,851
MTU Aero Engines AG	1,265	237,765
Muenchener Rueckversicherungs-Gesellschaft AG	2,369	950,699
QIAGEN NV(3)	10,308	384,160
Rheinmetall AG	950	272,739
SAP SE	27,652	3,709,027
Siemens AG	11,040	1,464,995
Suedzucker AG	40,318	610,771
Symrise AG, Class A	7,500	766,420
Talanx AG	4,300	270,983
Telefonica Deutschland Holding AG	194,047	329,894
VERBIO Vereinigte BioEnergie AG(1)	2,600	87,987
Vitesco Technologies Group AG(3)	1,500	146,709
Volkswagen AG, PFC Shares	6,000	636,304
Vonovia SE	105,550	2,429,981
		$ 34,912,621
Hong Kong — 4.3%
AIA Group, Ltd.	222,600	$ 1,933,015
ASMPT, Ltd.	58,900	498,856
Bank of East Asia, Ltd. (The)	206,400	245,127
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	109,000	163,716
BOC Hong Kong Holdings, Ltd.	108,500	286,933
Budweiser Brewing Co. APAC, Ltd.(4)	459,500	873,209
Cafe de Coral Holdings, Ltd.	84,000	105,797
China Tobacco International HK Co., Ltd.(1)(2)	93,000	120,387
China Traditional Chinese Medicine Holdings Co., Ltd.	986,000	485,847
Chow Sang Sang Holdings International, Ltd.	101,000	116,102
Chow Tai Fook Jewellery Group, Ltd.	378,600	534,630
CK Asset Holdings, Ltd.	114,500	572,308
CK Hutchison Holdings, Ltd.	203,500	1,030,175
CLP Holdings, Ltd.	172,000	1,258,830
C-Mer Eye Care Holdings, Ltd.(2)(3)	190,000	92,856
DFI Retail Group Holdings, Ltd.(1)	67,300	143,552

Parametric
International Equity Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Fortune REIT	129,000	$ 72,174
Galaxy Entertainment Group, Ltd.	215,000	1,208,615
Hang Lung Properties, Ltd.	245,000	322,042
Hang Seng Bank, Ltd.	29,100	332,703
HK Electric Investments & HK Electric Investments, Ltd.(2)	726,500	403,015
HKT Trust and HKT, Ltd.	1,274,000	1,319,590
Hongkong Land Holdings, Ltd.	105,600	334,934
Hutchison Telecommunications Hong Kong Holdings, Ltd.	424,000	56,959
Jardine Matheson Holdings, Ltd.	17,500	709,119
Luk Fook Holdings International, Ltd.	76,000	188,540
MTR Corp., Ltd.	167,000	624,277
NWS Holdings, Ltd.	210,000	248,480
Pacific Textiles Holdings, Ltd.	244,000	46,496
PAX Global Technology, Ltd.	102,000	70,406
Power Assets Holdings, Ltd.	186,500	891,624
Shangri-La Asia, Ltd.(3)	200,000	127,595
Sino Land Co., Ltd.	332,000	331,445
Sun Hung Kai Properties, Ltd.	63,500	652,062
Superb Summit International Group, Ltd.(1)(3)(5)	230,000	0
Viva Goods Company, Ltd.(3)	808,000	106,389
VSTECS Holdings, Ltd.	514,000	259,904
VTech Holdings, Ltd.	55,200	321,199
Wharf Holdings, Ltd.	94,000	238,520
		$ 17,327,428
Ireland — 2.1%
Bank of Ireland Group PLC	150,265	$ 1,346,632
CRH PLC	27,002	1,449,112
DCC PLC	20,949	1,163,801
Fineos Corp. Holdings PLC CDI(3)	41,347	43,535
Flutter Entertainment PLC(3)	8,503	1,335,458
Glanbia PLC	6,635	104,495
Glenveagh Properties PLC(3)(4)	77,242	74,563
ICON PLC ADR(3)	5,800	1,414,968
Irish Continental Group PLC	69,445	316,843
Irish Residential Properties REIT PLC(1)	146,474	141,082
Kerry Group PLC, Class A	15,418	1,190,945
Uniphar PLC(1)	20,481	45,345
		$ 8,626,779
Israel — 2.2%
Airport City, Ltd.(3)	10,800	$ 142,217
Amot Investments, Ltd.	23,381	97,916
Ashdod Refinery, Ltd.(3)	4,800	94,254
AudioCodes, Ltd.	3,200	25,152
Azrieli Group, Ltd.	3,567	153,585
Security	Shares	Value
Israel (continued)
Bank Hapoalim B.M.	37,287	$ 266,712
Bank Leumi Le-Israel B.M.	64,651	416,412
Bezeq The Israeli Telecommunication Corp., Ltd.	579,912	713,580
Big Shopping Centers, Ltd.(3)	1,100	77,101
Check Point Software Technologies, Ltd.(3)	2,700	362,475
Danel Adir Yeoshua, Ltd.	1,100	78,975
Delek Automotive Systems, Ltd.	12,000	55,472
Delek Group, Ltd.	2,340	256,006
Delta Galil, Ltd.	2,040	64,554
Elbit Systems, Ltd.	1,526	283,838
Electra, Ltd.	365	115,631
Enlight Renewable Energy, Ltd.(3)	41,890	564,410
Fattal Holdings 1998, Ltd.(3)	2,400	198,548
Fiverr International, Ltd.(1)(3)	2,000	42,340
Fox Wizel, Ltd.	3,200	181,693
ICL Group, Ltd.	141,423	687,864
Inrom Construction Industries, Ltd.	28,109	66,775
Israel Corp., Ltd.(3)	900	194,262
Maytronics, Ltd.	32,900	306,072
Melisron, Ltd.	4,150	224,944
Nice, Ltd.(3)	1,294	198,365
Nova, Ltd.(3)	1,300	124,484
Oil Refineries, Ltd.	912,196	250,286
OPC Energy, Ltd.(3)	50,450	273,628
Partner Communications Co., Ltd.(3)	56,700	205,959
Plus500, Ltd.	10,900	186,985
Reit 1, Ltd.	25,218	91,203
Shapir Engineering and Industry, Ltd.	14,000	75,031
Shufersal, Ltd.(3)	87,253	368,349
Strauss Group, Ltd.(3)	13,500	250,126
Tadiran Group, Ltd.	700	36,076
Taro Pharmaceutical Industries, Ltd.(3)	2,100	71,316
Teva Pharmaceutical Industries, Ltd. ADR(3)	92,400	792,792
Tower Semiconductor, Ltd.(3)	4,400	102,186
ZIM Integrated Shipping Services, Ltd.	13,100	101,394
		$ 8,798,968
Italy — 4.3%
Assicurazioni Generali SpA	22,600	$ 448,918
Banca Popolare di Sondrio SpA	25,800	140,771
BFF Bank SpA(4)	14,600	140,363
Bio-On SpA(1)(3)(5)	12,900	0
BPER Banca SpA	32,400	105,434
Buzzi Unicem SpA	20,800	550,767
Davide Campari-Milano NV	92,534	1,022,849
De'Longhi SpA	2,450	54,819

Parametric
International Equity Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
DiaSorin SpA	7,620	$ 682,922
Enav SpA(4)	76,000	253,305
Enel SpA	218,688	1,388,140
Eni SpA	134,331	2,195,998
ERG SpA	4,200	103,197
Ferrari NV	3,110	941,409
Fila SpA	5,500	41,297
Fincantieri SpA(1)(3)	128,000	68,250
GVS SpA(1)(3)(4)	23,883	107,054
Infrastrutture Wireless Italiane SpA(4)	69,278	758,582
Italgas SpA	24,300	123,488
Juventus Football Club SpA(1)(3)	771,785	206,521
Leonardo SpA	41,100	621,123
Mediobanca Banca di Credito Finanziario SpA	11,600	138,567
MFE-MediaForEurope NV, Class B(1)	51,543	136,776
Poste Italiane SpA(4)	16,700	165,334
Prada SpA	44,500	268,070
Prysmian SpA	21,430	802,489
RAI Way SpA(4)	46,700	232,036
Recordati Industria Chimica e Farmaceutica SpA	21,247	982,767
Snam SpA	62,700	287,513
Stellantis NV	45,500	850,047
STMicroelectronics NV	45,900	1,749,724
Technogym SpA(4)	16,800	126,467
Terna - Rete Elettrica Nazionale	36,600	280,248
UniCredit SpA	32,400	812,256
Unipol Gruppo SpA	33,400	180,947
UnipolSai Assicurazioni SpA(1)	64,182	152,121
Webuild SpA	166,800	300,399
		$ 17,420,968
Japan — 12.9%
Activia Properties, Inc.	88	$ 238,083
Aeon Co., Ltd.	19,900	418,688
AEON REIT Investment Corp.	134	127,567
AGC, Inc.	5,200	176,899
Air Water, Inc.	12,300	155,087
Alfresa Holdings Corp.(1)	13,900	220,184
Asahi Kasei Corp.	35,100	215,787
Astellas Pharma, Inc.	37,200	470,575
Azbil Corp.	3,900	115,240
Bandai Namco Holdings, Inc.	12,600	261,053
Bridgestone Corp.	8,600	325,469
Brother Industries, Ltd.	7,500	117,002
Calbee, Inc.	7,600	145,999
Canon, Inc.	14,100	333,334
Security	Shares	Value
Japan (continued)
Central Japan Railway Co.	8,500	$ 191,321
Chiba Bank, Ltd. (The)	14,600	108,749
Comforia Residential REIT, Inc.	66	140,069
Concordia Financial Group, Ltd.	17,300	80,383
Dai Nippon Printing Co., Ltd.	6,500	169,567
Daicel Corp.	19,800	168,373
Daido Steel Co., Ltd.	2,700	105,920
Daiichi Sankyo Co., Ltd.	37,100	956,594
Daiwa House REIT Investment Corp.	157	277,850
Daiwa Office Investment Corp.	35	153,106
DeNA Co., Ltd.(1)	17,400	169,983
Denka Co., Ltd.	7,700	139,089
DIC Corp.	5,600	88,303
Disco Corp.	1,500	264,899
East Japan Railway Co.(1)	2,800	145,424
Eisai Co., Ltd.	6,000	317,870
Electric Power Development Co., Ltd., Class C	13,500	206,964
ENEOS Holdings, Inc.	184,400	683,279
Ezaki Glico Co., Ltd.	6,000	174,403
Fast Retailing Co., Ltd.	1,400	309,955
Frontier Real Estate Investment Corp.	72	215,397
FUJIFILM Holdings Corp.	4,600	251,610
Fujitsu, Ltd.	2,400	310,914
Fukuoka Financial Group, Inc.	12,200	322,491
GLP J-REIT	270	241,827
Hamamatsu Photonics K.K.	3,600	133,715
Hankyu Hanshin Holdings, Inc.	4,400	138,440
Hikari Tsushin, Inc.	400	57,709
Hirose Electric Co., Ltd.(1)	1,040	117,831
Hisamitsu Pharmaceutical Co., Inc.	4,700	149,908
Hokuriku Electric Power Co.(3)	37,800	187,497
Honda Motor Co., Ltd.	47,100	482,717
House Foods Group, Inc.	7,700	162,594
Hulic Reit, Inc.	127	129,552
Idemitsu Kosan Co., Ltd.	22,200	504,053
Isuzu Motors, Ltd.	14,200	158,339
Ito En, Ltd.	3,200	103,985
ITOCHU Corp.	10,800	389,027
Iwatani Corp.	8,200	392,193
Japan Logistics Fund, Inc.	71	131,512
Japan Metropolitan Fund Investment Corporation	214	138,104
Japan Petroleum Exploration Co., Ltd.	4,700	160,935
Japan Post Bank Co., Ltd.	23,900	221,534
Japan Post Holdings Co., Ltd.	44,800	396,534
Japan Post Insurance Co., Ltd.	9,300	179,081
Japan Prime Realty Investment Corp.	103	241,256

Parametric
International Equity Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Japan Real Estate Investment Corp.	41	$ 152,287
Japan Tobacco, Inc.	25,500	593,611
Kagome Co., Ltd.	6,400	133,141
Kajima Corp.	10,500	173,538
Kaneka Corp.(1)	6,400	156,619
Kansai Electric Power Co., Inc.	47,200	604,341
Kansai Paint Co., Ltd.	14,300	209,276
Kao Corp.	9,900	361,191
Kawasaki Kisen Kaisha, Ltd.	5,300	181,737
KDDI Corp.	37,700	1,127,785
Keio Corp.(1)	2,200	65,284
Keisei Electric Railway Co., Ltd.	2,300	86,640
Kenedix Office Investment Corp.(1)	208	216,942
Kenedix Residential Next Investment Corp.(3)	99	138,311
Kewpie Corp.(1)	9,800	170,096
Keyence Corp.	2,000	774,237
Kintetsu Group Holdings Co., Ltd.(1)	2,200	61,901
Kirin Holdings Co., Ltd.	26,000	365,386
Kobe Steel, Ltd.	19,300	228,193
Komatsu, Ltd.	5,800	133,263
Kuraray Co., Ltd.	8,500	97,250
Kyocera Corp.	6,300	310,536
Kyowa Kirin Co., Ltd.	9,500	149,001
Kyushu Electric Power Co., Inc.(3)	52,800	337,346
LaSalle Logiport REIT	165	161,819
Lawson, Inc.	2,400	115,983
Lion Corp.	17,300	166,023
Marubeni Corp.	14,600	213,478
Marui Group Co., Ltd.(1)	6,800	107,529
Maruichi Steel Tube, Ltd.	2,500	62,041
MatsukiyoCocokara & Co.	16,800	294,702
Mebuki Financial Group, Inc.	60,500	183,146
Medipal Holdings Corp.(1)	12,500	210,162
MEIJI Holdings Co., Ltd.	10,600	260,908
Mitsubishi Chemical Group Corp.	50,700	286,891
Mitsubishi Corp.	8,400	391,571
Mitsubishi Electric Corp.	15,600	178,878
Mitsubishi Gas Chemical Co., Inc.	14,200	191,925
Mitsubishi HC Capital, Inc.	33,500	220,840
Mitsubishi Heavy Industries, Ltd.	2,500	128,762
Mitsubishi Materials Corp.	7,200	115,701
Mitsui & Co., Ltd.	10,100	367,076
Mitsui Chemicals, Inc.	8,300	209,197
Mitsui Fudosan Co., Ltd.	33,800	732,610
Mitsui OSK Lines, Ltd.(1)	6,900	178,139
Mizuho Financial Group, Inc.	27,880	473,357
Security	Shares	Value
Japan (continued)
MS&AD Insurance Group Holdings, Inc.	9,300	$ 340,757
Murata Manufacturing Co., Ltd.	26,100	447,077
NEC Corp.	3,600	173,342
NH Foods, Ltd.	5,400	162,017
Nichirei Corp.	7,300	158,001
Nihon Kohden Corp.	5,900	139,351
Nintendo Co., Ltd.	38,100	1,574,079
Nippon Accommodations Fund, Inc.(1)	49	197,411
Nippon Building Fund, Inc.	94	377,686
Nippon Express Holdings, Inc.	1,500	77,093
Nippon Kayaku Co., Ltd.(1)	17,700	152,052
Nippon Paper Industries Co., Ltd.(3)	10,000	87,011
Nippon Sanso Holdings Corp.	5,600	141,224
Nippon Shinyaku Co., Ltd.(1)	4,300	174,391
Nippon Shokubai Co., Ltd.	3,500	129,997
Nippon Steel Corp.(1)	23,300	502,554
Nippon Telegraph & Telephone Corp.	1,070,300	1,259,502
Nippon Yusen KK	7,800	190,844
Nisshin Seifun Group, Inc.	12,500	188,547
Nissin Foods Holdings Co., Ltd.	2,200	191,419
Nitori Holdings Co., Ltd.	2,200	238,248
NOF Corp.	4,300	169,639
Nomura Real Estate Holdings, Inc.	6,900	161,157
Nomura Real Estate Master Fund, Inc.	292	322,210
Nomura Research Institute, Ltd.	6,700	175,875
NTT Data Group Corp.	10,500	129,464
Obayashi Corp.	18,800	161,037
Obic Co., Ltd.(1)	900	133,035
Odakyu Electric Railway Co., Ltd.	5,100	72,605
Oji Holdings Corp.	48,300	206,573
Ono Pharmaceutical Co., Ltd.	17,600	303,943
Oracle Corp. Japan	1,900	134,785
Oriental Land Co., Ltd.	13,000	420,490
Orix JREIT, Inc.	227	260,882
Osaka Gas Co., Ltd.	25,700	484,645
Otsuka Corp.	4,400	176,416
Otsuka Holdings Co., Ltd.	13,800	464,314
Pan Pacific International Holdings Corp.	4,600	89,083
Panasonic Holdings Corp.	23,100	202,668
Resona Holdings, Inc.	44,400	237,243
Ricoh Co., Ltd.	15,500	125,629
Rinnai Corp.	5,100	93,684
ROHM Co., Ltd.	6,400	102,541
Rohto Pharmaceutical Co., Ltd.	8,900	207,649
Ryohin Keikaku Co., Ltd.	9,000	126,893
Santen Pharmaceutical Co., Ltd.	16,700	144,848

Parametric
International Equity Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Sapporo Holdings, Ltd.	4,500	$ 158,427
Sawai Group Holdings Co., Ltd.	3,400	108,356
SECOM Co., Ltd.	2,000	138,910
Seiko Epson Corp.	12,300	170,763
Sekisui Chemical Co., Ltd.	11,000	150,666
Sekisui House Reit, Inc.	380	200,137
Sekisui House, Ltd.	8,600	168,412
Seven Bank, Ltd.(1)	101,900	201,764
SG Holdings Co., Ltd.	12,200	172,930
Shimadzu Corp.	4,900	115,867
Shimizu Corp.	15,300	108,882
Shionogi & Co., Ltd.	5,300	246,792
Shizuoka Financial Group, Inc.	10,200	86,738
SoftBank Corp.	110,500	1,249,408
Sompo Holdings, Inc.	7,300	316,236
Subaru Corp.	10,700	185,220
Sumco Corp.	14,200	183,495
Sumitomo Chemical Co., Ltd.	82,600	209,950
Sumitomo Corp.	9,500	186,748
Sumitomo Electric Industries, Ltd.	15,500	162,723
Sumitomo Mitsui Financial Group, Inc.	13,900	670,091
Sumitomo Mitsui Trust Holdings, Inc.	7,200	269,977
Suntory Beverage & Food, Ltd.	8,000	240,744
Suzuken Co., Ltd.	5,100	156,212
Suzuki Motor Corp.	7,400	287,209
Taiheiyo Cement Corp.	9,500	162,808
Taisei Corp.	4,500	152,607
Taisho Pharmaceutical Holdings Co., Ltd.	4,000	158,392
Takeda Pharmaceutical Co., Ltd.	27,500	746,480
TEIJIN, Ltd.	12,200	110,423
TIS, Inc.	8,700	186,309
Tobu Railway Co., Ltd.	3,200	77,022
Tohoku Electric Power Co., Inc.	55,600	347,172
Tokai Carbon Co., Ltd.	18,400	141,200
Tokio Marine Holdings, Inc.	30,200	675,641
Tokyo Gas Co., Ltd.	25,500	572,658
Tokyu Corp.	9,800	110,633
TOPPAN Holdings, Inc.	7,900	182,205
Toray Industries, Inc.	41,100	198,835
Tosoh Corp.	14,900	182,439
Toyo Seikan Group Holdings, Ltd.	11,300	189,981
Toyo Suisan Kaisha, Ltd.	4,500	207,589
Toyota Motor Corp.	82,800	1,448,482
Trend Micro, Inc.	3,900	146,970
United Urban Investment Corp.	262	264,140
USS Co., Ltd.	8,100	141,579
Security	Shares	Value
Japan (continued)
West Japan Railway Co.	4,600	$ 175,327
Yakult Honsha Co., Ltd.	12,800	301,631
Yamaguchi Financial Group, Inc.(1)	32,200	295,514
Yamato Holdings Co., Ltd.	6,600	109,930
Yamato Kogyo Co., Ltd.	3,200	153,314
Yamazaki Baking Co., Ltd.	5,700	120,677
Yokogawa Electric Corp.	10,000	181,552
Zeon Corp.	17,700	146,299
		$ 52,214,850
Netherlands — 4.1%
ABN AMRO Bank NV GDR(4)	28,000	$ 377,121
Aegon, Ltd.(1)	67,600	328,757
Argenx SE(3)	700	329,267
ASML Holding NV	4,124	2,479,021
ASR Nederland NV	9,400	350,794
Corbion NV	20,000	346,374
Euronext NV(1)(4)	5,900	411,458
Immatics NV(3)	18,000	137,700
JDE Peet's NV(1)	24,360	676,526
Koninklijke Ahold Delhaize NV	61,972	1,835,102
Koninklijke KPN NV	265,550	892,561
Koninklijke Philips NV	98,466	1,873,067
NN Group NV	15,250	489,104
NSI NV	5,968	107,801
Pharming Group NV(3)	127,000	150,165
Prosus NV	65,329	1,831,422
Randstad NV	6,350	328,833
SBM Offshore NV(1)	23,217	289,155
Universal Music Group NV(1)	57,500	1,408,107
Van Lanschot Kempen NV	2,900	77,935
Vastned Retail NV	7,610	152,478
Wolters Kluwer NV(1)	12,695	1,628,844
		$ 16,501,592
New Zealand — 1.0%
a2 Milk Co., Ltd. (The)(1)(3)	188,464	$ 459,049
Argosy Property, Ltd.	225,595	139,442
Auckland International Airport, Ltd.	78,452	335,560
Contact Energy, Ltd.	84,966	385,955
EBOS Group, Ltd.(1)	4,100	83,698
Fisher & Paykel Healthcare Corp., Ltd.	37,651	456,692
Goodman Property Trust(1)	267,638	313,467
Heartland Group Holdings, Ltd.	115,899	103,412
Infratil, Ltd.	45,181	258,708
KMD Brands, Ltd.(1)	208,980	101,088

Parametric
International Equity Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Meridian Energy, Ltd.	52,500	$ 147,859
SKYCITY Entertainment Group, Ltd.(1)	206,639	225,235
Spark New Zealand, Ltd.	182,931	531,070
Vulcan Steel, Ltd.(1)	20,400	92,701
Xero, Ltd.(3)	9,014	616,262
		$ 4,250,198
Norway — 2.1%
Aker ASA, Class A	3,200	$ 192,435
ArcticZymes Technologies ASA(1)(3)	12,002	31,305
Atea ASA(3)	25,789	268,335
Austevoll Seafood ASA	15,900	108,670
Borregaard ASA	27,054	367,164
Crayon Group Holding ASA(3)(4)	23,649	136,680
DNB Bank ASA	48,151	868,733
Elkem ASA(4)	88,300	136,679
Elmera Group ASA(4)	31,479	67,237
Entra ASA(4)	19,883	155,399
Equinor ASA	37,489	1,256,751
Europris ASA(4)	54,174	307,049
Gjensidige Forsikring ASA	15,800	236,949
Golden Ocean Group, Ltd.	22,500	166,477
Grieg Seafood ASA	14,900	98,963
Hoegh Autoliners ASA	18,000	145,541
Kitron ASA	67,100	177,230
Kongsberg Gruppen ASA	10,420	425,654
Mowi ASA	27,800	451,740
Nykode Therapeutics ASA(3)	64,600	99,327
Opera, Ltd. ADR(1)	14,900	172,542
Orkla ASA	61,100	421,131
REC Silicon ASA(3)	93,387	121,604
Scatec ASA(4)	24,917	125,919
Schibsted ASA, Class B	22,734	421,842
Telenor ASA	73,491	751,254
Veidekke ASA	20,997	181,167
Yara International ASA	18,306	599,008
		$ 8,492,785
Portugal — 1.1%
Banco Comercial Portugues S.A., Class R(3)	2,627,753	$ 806,499
Corticeira Amorim SGPS S.A.	24,738	240,276
CTT-Correios de Portugal S.A.	79,156	301,970
EDP-Energias de Portugal S.A.	138,695	582,865
Galp Energia SGPS S.A.	49,929	751,669
Jeronimo Martins SGPS S.A.	33,021	761,295
Navigator Co. S.A. (The)	140,308	558,544
Security	Shares	Value
Portugal (continued)
NOS SGPS S.A.	100,048	$ 365,736
REN-Redes Energeticas Nacionais SGPS S.A.	47,100	122,622
		$ 4,491,476
Singapore — 4.2%
AEM Holdings, Ltd.(1)	52,700	$ 133,217
BW LPG, Ltd.(4)	21,391	302,799
CapitaLand Ascott Trust	258,525	169,981
CapitaLand Integrated Commercial Trust	325,900	418,853
City Developments, Ltd.	29,900	138,013
ComfortDelGro Corp., Ltd.	138,300	133,579
DBS Group Holdings, Ltd.	52,400	1,258,822
ESR-LOGOS REIT	614,800	123,317
Flex, Ltd.(3)	72,200	1,856,984
Frasers Centrepoint Trust	125,300	189,548
Frasers Logistics & Commercial Trust(2)	288,100	218,843
Genting Singapore, Ltd.	1,510,700	949,104
Grab Holdings, Ltd., Class A(3)	150,800	462,956
Haw Par Corp, Ltd.	16,900	118,066
Jardine Cycle & Carriage, Ltd.	8,600	177,158
Keppel Corp., Ltd.	101,000	458,474
Keppel REIT(1)	302,800	175,824
Lendlease Global Commercial REIT	393,500	146,562
Mapletree Industrial Trust	168,710	265,195
NetLink NBN Trust(2)	282,500	171,296
Parkway Life REIT	33,400	81,939
Raffles Medical Group, Ltd.	240,800	209,525
SATS, Ltd.(3)	98,900	177,914
Sea, Ltd. ADR(3)	25,800	1,075,860
Sembcorp Industries, Ltd.	337,000	1,130,603
Sheng Siong Group, Ltd.	356,700	403,849
Singapore Airlines, Ltd.(1)	99,000	442,061
Singapore Exchange, Ltd.	63,800	441,729
Singapore Post, Ltd.	292,300	96,002
Singapore Technologies Engineering, Ltd.	118,800	326,136
Singapore Telecommunications, Ltd.(6)	493,100	856,847
Singapore Telecommunications, Ltd.(6)	84,700	147,291
Suntec Real Estate Investment Trust(1)	241,900	194,393
UMS Holdings, Ltd.	142,525	130,331
United Overseas Bank, Ltd.	51,600	1,017,794
UOL Group, Ltd.	49,700	214,050
Venture Corp., Ltd.	46,100	393,617
Wilmar International, Ltd.	759,000	1,973,236
		$ 17,181,768

Parametric
International Equity Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Spain — 4.3%
ACS Actividades de Construccion y Servicios S.A.	19,640	$ 710,260
Aena SME S.A.(4)	5,871	851,886
Almirall S.A.	40,254	366,490
Banco de Sabadell S.A.	103,800	129,064
Banco Santander S.A.(1)	341,173	1,254,812
Bankinter S.A.(1)	35,852	226,709
CaixaBank S.A.	135,566	551,149
Cellnex Telecom S.A.(3)(4)	58,584	1,722,141
Cia de Distribucion Integral Logista Holdings S.A.	14,897	365,799
Enagas S.A.	10,500	175,651
Ence Energia y Celulosa S.A.(1)	110,221	329,719
Endesa S.A.	9,600	180,621
Grifols S.A.(3)	58,531	656,794
Iberdrola S.A.	141,918	1,578,415
Indra Sistemas S.A.(1)	22,400	314,522
Industria de Diseno Textil S.A.(1)	63,325	2,185,850
Laboratorios Farmaceuticos Rovi S.A.	10,300	550,835
Mapfre S.A.	69,417	144,299
Merlin Properties Socimi S.A.	122,600	1,022,212
Redeia Corp. S.A.	20,678	322,472
Repsol S.A.	149,266	2,185,575
Sacyr S.A.(1)	104,254	301,042
Telefonica S.A.	44,641	172,432
Tubacex S.A.	28,949	86,137
Vidrala S.A.	4,922	365,828
Viscofan S.A.(1)	8,168	472,159
		$ 17,222,873
Sweden — 4.3%
AcadeMedia AB(4)	13,600	$ 56,382
Alfa Laval AB	4,650	150,691
Arjo AB, Class B	29,560	98,861
Assa Abloy AB, Class B	11,910	253,863
Atrium Ljungberg AB, Class B	7,700	118,409
Attendo AB(3)(4)	51,800	164,036
Betsson AB, Class B(3)	10,576	106,440
Bilia AB, Class A	7,790	72,384
Billerud Aktiebolag	45,811	425,611
BioArctic AB, Class B(1)(3)(4)	4,601	92,970
BioGaia AB, Class B	14,545	129,849
Boliden AB	11,400	292,218
BoneSupport Holding AB(3)(4)	8,100	105,418
Calliditas Therapeutics AB, Class B(1)(3)	13,500	112,222
Camurus AB(3)	4,840	145,061
Catena AB(1)	7,200	238,509
Cibus Nordic Real Estate AB	17,600	165,175
Security	Shares	Value
Sweden (continued)
Dios Fastigheter AB	19,400	$ 105,021
Electrolux AB, Class B(3)	16,000	134,643
Elekta AB, Class B	42,160	287,185
Embracer Group AB, Class B(1)(3)	118,990	193,733
Epiroc AB, Class A	7,626	125,636
Epiroc AB, Class B	7,415	102,960
Essity AB, Class B	85,735	1,954,917
Evolution AB(4)	8,498	757,218
Fabege AB(1)	45,618	340,359
Getinge AB, Class B	22,900	412,272
H & M Hennes & Mauritz AB, Class B(1)	30,800	413,788
Hemnet Group AB	11,500	199,740
Hexagon AB, Class B	74,900	610,407
Holmen AB, Class B	9,816	370,454
Hufvudstaden AB, Class A	17,000	181,244
Investor AB, Class A(1)	8,895	161,901
Investor AB, Class B	18,400	337,771
JM AB(1)	7,000	74,701
Kindred Group PLC SDR	12,900	105,610
L E Lundbergforetagen AB, Class B	4,100	167,444
Loomis AB, Class B	3,200	83,127
Millicom International Cellular S.A. SDR(3)	16,200	254,536
Modern Times Group MTG AB, Class B(3)	20,400	163,763
Munters Group AB(4)	11,400	139,179
Mycronic AB(1)	21,642	474,108
Nyfosa AB	29,973	145,047
Oatly Group AB ADR(1)(3)	95,600	46,404
Orron Energy AB(1)(3)	29,152	18,212
Pandox AB, Class B	17,478	172,036
Paradox Interactive AB	8,600	163,579
Saab AB, Class B	2,757	141,631
Sandvik AB	16,820	286,495
Securitas AB, Class B(1)	12,200	97,727
Skandinaviska Enskilda Banken AB, Class A	40,800	455,308
Skanska AB, Class B	5,700	85,579
SKF AB, Class B	6,500	105,381
SkiStar AB(1)	4,900	46,617
Spotify Technology S.A.(3)	700	115,332
Stillfront Group AB(3)	88,200	91,303
Svenska Cellulosa AB SCA, Class B	59,264	813,188
Svenska Handelsbanken AB, Class A	35,800	305,220
Swedbank AB, Class A	22,300	366,240
Swedish Orphan Biovitrum AB(3)	22,039	453,391
Tele2 AB, Class B	46,720	331,789
Telefonaktiebolaget LM Ericsson, Class B	180,300	807,695
Telia Co. AB(1)	178,000	377,350

Parametric
International Equity Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Tethys Oil AB(3)	12,500	$ 63,936
Trelleborg AB, Class B	4,800	121,388
Volvo AB, Class A	4,800	96,237
Volvo AB, Class B	17,650	349,738
Wallenstam AB, Class B(1)	49,600	167,760
Wihlborgs Fastigheter AB	46,944	304,293
		$ 17,408,692
Switzerland — 8.9%
ABB, Ltd.	40,917	$ 1,374,717
ALSO Holding AG	1,446	368,862
Baloise Holding AG	3,442	494,223
Banque Cantonale Vaudoise(1)	3,704	418,679
BKW AG	1,702	286,120
Cembra Money Bank AG	4,048	279,111
Cie Financiere Richemont S.A., Class A	28,467	3,358,407
Clariant AG	61,992	880,777
DKSH Holding AG	3,161	193,566
DSM-Firmenich AG	13,608	1,233,644
Dufry AG(3)	6,186	216,846
Flughafen Zurich AG	2,030	379,329
Forbo Holding AG	151	166,528
Galenica AG(4)	4,789	361,804
Givaudan S.A.	602	2,003,769
Helvetia Holding AG	2,514	337,967
Holcim AG	33,487	2,070,426
Huber+Suhner AG	3,060	209,550
Intershop Holding AG	234	155,266
Kuehne & Nagel International AG	2,436	656,901
Landis & Gyr Group AG	4,448	330,006
LEM Holding S.A.	128	259,168
Logitech International S.A.	19,419	1,528,496
Meyer Burger Technology AG(1)(3)	557,106	149,255
Nestle S.A.	44,029	4,748,031
Novartis AG	23,235	2,175,250
PSP Swiss Property AG	5,878	723,225
Roche Holding AG PC	7,927	2,042,864
Sandoz Group AG(3)	5,640	146,634
Schindler Holding AG	1,944	378,965
Schindler Holding AG PC	2,311	467,568
SFS Group AG	1,848	184,879
SGS S.A.	5,275	430,813
Stadler Rail AG	9,144	309,380
Swatch Group AG (The)	6,297	304,969
Swatch Group AG (The), Bearer Shares	2,437	623,813
Swiss Life Holding AG	1,236	793,859
Security	Shares	Value
Switzerland (continued)
Swiss Prime Site AG	8,728	$ 811,249
Swiss Re AG	9,779	1,068,481
Swisscom AG	2,330	1,396,110
u-blox Holding AG	1,652	156,264
Valiant Holding AG	2,200	239,869
Zurich Insurance Group AG	2,789	1,324,754
		$ 36,040,394
United Kingdom — 8.6%
Admiral Group PLC	10,700	$ 317,926
Airtel Africa PLC(4)	207,600	285,977
Assura PLC	414,500	206,466
AstraZeneca PLC	17,870	2,237,389
Aviva PLC	74,142	359,112
B&M European Value Retail S.A.	40,600	261,372
BAE Systems PLC	37,633	506,027
Balfour Beatty PLC	28,400	107,036
Barratt Developments PLC	55,100	277,880
Berkeley Group Holdings PLC	4,063	199,723
Big Yellow Group PLC	29,689	345,286
British American Tobacco PLC	25,200	752,785
British Land Co. PLC (The)	118,700	430,320
BT Group PLC	468,200	643,038
Bunzl PLC	9,900	353,194
Burberry Group PLC	10,790	222,382
Centamin PLC	159,300	159,662
Compass Group PLC	36,863	929,366
Computacenter PLC	11,000	344,053
Darktrace PLC(3)	67,700	288,892
Derwent London PLC	17,200	382,253
Direct Line Insurance Group PLC(3)	42,288	77,969
Fresnillo PLC	32,200	216,725
Glencore PLC	237,800	1,259,585
Grainger PLC	69,506	192,374
Great Portland Estates PLC	23,683	112,437
GSK PLC	54,600	973,341
Hays PLC	79,300	92,928
Hiscox, Ltd.	11,000	125,601
HSBC Holdings PLC	144,800	1,045,516
IG Group Holdings PLC	14,640	113,732
Imperial Brands PLC	23,400	498,517
Inchcape PLC	19,600	158,906
Informa PLC	85,000	736,480
Intertek Group PLC	4,100	190,952
Johnson Matthey PLC	19,800	359,948
Kingfisher PLC	103,400	264,034

Parametric
International Equity Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Land Securities Group PLC	77,100	$ 534,434
London Stock Exchange Group PLC	5,613	566,324
LXi REIT PLC(2)	234,300	244,871
Manchester United PLC, Class A(1)(3)	17,100	306,603
National Grid PLC	212,516	2,533,822
NCC Group PLC	72,058	93,516
Next PLC	3,900	326,985
Pearson PLC	32,314	374,058
Phoenix Group Holdings PLC	45,800	252,994
Primary Health Properties PLC(1)	276,269	301,856
QinetiQ Group PLC	30,200	121,747
Reckitt Benckiser Group PLC	10,600	709,213
RELX PLC	26,380	921,392
Rentokil Initial PLC	39,000	198,607
Rio Tinto PLC	21,600	1,378,090
Rolls-Royce Holdings PLC(3)	196,000	515,916
Sage Group PLC (The)	85,300	1,007,718
Severn Trent PLC	24,400	788,318
Shaftesbury Capital PLC	186,585	236,533
Shell PLC	97,403	3,138,989
Smiths Group PLC	17,400	341,312
Spectris PLC	11,200	423,214
Spirent Communications PLC	155,600	184,355
Standard Chartered PLC	38,500	295,192
Supermarket Income REIT PLC	214,900	189,738
UK Commercial Property REIT, Ltd.	180,544	115,812
Unilever PLC	25,321	1,199,218
Vodafone Group PLC	1,392,400	1,281,757
Whitbread PLC	6,200	251,398
		$ 34,863,166
Total Common Stocks (identified cost $394,335,098)		$402,824,225

Warrants — 0.0%
Security	Shares	Value
Webuild SpA, Exp. 8/2/30(1)(3)(5)	15,093	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.1%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(7)	408,102	$ 408,102
Total Affiliated Fund (identified cost $408,102)		$ 408,102

Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(8)	8,004,013	$ 8,004,013
Total Securities Lending Collateral (identified cost $8,004,013)		$ 8,004,013
Total Short-Term Investments (identified cost $8,412,115)		$ 8,412,115

Total Investments — 101.6% (identified cost $402,747,213)	$411,236,340
Other Assets, Less Liabilities — (1.6)%	$ (6,514,824)
Net Assets — 100.0%	$404,721,516
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at October 31, 2023. The aggregate market value of securities on loan at October 31, 2023 was $20,466,435 and the total market value of the collateral received by the Fund was $22,067,441, comprised of cash of $8,004,013 and U.S. government and/or agencies securities of $14,063,428.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of these securities is $1,554,985 or 0.4% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $11,368,811 or 2.8% of the Fund's net assets.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.

Parametric
International Equity Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

(8)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.6%	$46,883,924
Industrials	11.4	45,991,126
Consumer Staples	10.2	41,260,496
Consumer Discretionary	9.9	40,143,727
Health Care	9.8	39,619,120
Materials	9.4	37,901,959
Communication Services	8.9	36,174,237
Information Technology	8.5	34,426,785
Real Estate	7.3	29,592,079
Utilities	7.2	29,320,507
Energy	5.3	21,510,265
Short-Term Investments	2.1	8,412,115
Total Investments	101.6%	$411,236,340
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
GDR	– Global Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

The Fund did not have any open derivative instruments at October 31, 2023.
Affiliated Investments
At October 31, 2023, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $408,102, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,344,848	$ —	$(1,313,564)	$517,100	$(548,384)	$ —	$ —	—
Short-Term Investments
Liquidity Fund, Institutional Class(1)	1,199,635	40,398,390	(41,189,923)	—	—	408,102	32,548	408,102
Total				$517,100	$(548,384)	$408,102	$32,548
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
International Equity Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

At October 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 3,785,593	$121,225,789	$0	$125,011,382
Developed Europe	2,558,733	266,455,142	0	269,013,875
Developed Middle East	1,489,723	7,309,245	—	8,798,968
Total Common Stocks	$ 7,834,049	$394,990,176**	$0	$402,824,225
Warrants	$ —	$ —	$0	$ 0
Short-Term Investments:
Affiliated Fund	408,102	—	—	408,102
Securities Lending Collateral	8,004,013	—	—	8,004,013
Total Investments	$16,246,164	$394,990,176	$0	$411,236,340
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.